Offerings	Apr. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

(3)	Each depositary share will be issued under a deposit agreement, will represent an interest in fractional shares of preferred stock and will be evidenced by a depositary receipt.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

(4)	The subscription rights may be issued independently or together with any other security and may or may not be transferable.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

(5)
The purchase contracts may be issued separately or as a part of units consisting of a purchase contract and either shares of common stock, shares of preferred stock, the registrant’s debt securities or debt obligations of third parties, including U.S. Treasury securities, any other security described in the applicable prospectus supplement, or any combination of the foregoing, securing the holder’s obligations to purchase the securities under the share purchase contracts.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units
Offering Note
(1)
The amount to be registered consists of an indeterminate amount of common stock, preferred stock, debt securities, depositary shares, subscription rights, purchase contracts, warrants and/or units that may be offered and sold from time to time in one or more offerings, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)
The registrant hereby defers payment of the registration fee required by Section 6(b) of the Securities Act pursuant to Rules 456(b) and 457(r) under the Securities Act, other than with respect to any registration fee associated with the primary offering of common stock described in the table in connection with the filing of this Registration Statement.

(6)
Each unit will be issued under a unit agreement and will represent an interest in two or more securities registered pursuant to this registration statement, which may or may not be separable from one another.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620